Intangible Assets, Net (Summary of Intangible Assets, Net) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Software [Member] USD ($)	Dec. 31, 2014 Software [Member] CNY	Dec. 31, 2013 Software [Member] CNY	Dec. 31, 2014 Operating rights for licensed games [Member] USD ($)	Dec. 31, 2014 Operating rights for licensed games [Member] CNY	Dec. 31, 2013 Operating rights for licensed games [Member] CNY	Dec. 31, 2014 Domain name [Member] USD ($)	Dec. 31, 2014 Domain name [Member] CNY	Dec. 31, 2013 Domain name [Member] CNY
Intangible Assets [Line Items]
Total gross value	$ 4,045	25,094	13,359	$ 2,344	14,541	13,305	$ 1,692	10,499	0	$ 9	54	54
Less: accumulated amortization	(1,641)	(10,181)	(5,440)
Net book value	$ 2,404	14,913	7,919